CONSOLIDATED STATEMENTS OF BRIDGE UNITS, REDEEMABLE CONVERTIBLE PREFERRED SHARES AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Initial Public Offering [Member]	Spero Europe, Ltd. [Member] Exchange for Licensed Technology [Member]	Spero Potentiator, Inc. [Member]	Spero Potentiator, Inc. [Member] Exchange for Licensed Technology [Member]	Spero Cantab [Member]	Spero Cantab [Member] Exchange for Licensed Technology [Member]	Spero Gyrase, Inc. [Member] Acquired Technology [Member]	Class B Preferred Unit [Member]	Class C Preferred Units [Member]	Class A Preferred Unit [Member]	Bridge Units [Member]	Bridge Units [Member] Class C Preferred Units [Member]	Bridge Units [Member] Class A Preferred Unit [Member]	Preferred Units [Member]	Preferred Units [Member] Class B Preferred Unit [Member]	Preferred Units [Member] Class C Preferred Units [Member]	Preferred Units [Member] Class A Preferred Unit [Member]	Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Common Units [Member]	Common Stock [Member]	Common Stock [Member] Initial Public Offering [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Initial Public Offering [Member]	Additional Paid-in Capital [Member] Spero Cantab [Member]	Additional Paid-in Capital [Member] Class A Preferred Unit [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Spero Europe, Ltd. [Member]	Accumulated Deficit [Member] Spero Potentiator, Inc. [Member]	Spero Therapeutics, Inc. Stockholders' Equity [Member]	Spero Therapeutics, Inc. Stockholders' Equity [Member] Initial Public Offering [Member]	Spero Therapeutics, Inc. Stockholders' Equity [Member] Spero Europe, Ltd. [Member]	Spero Therapeutics, Inc. Stockholders' Equity [Member] Spero Potentiator, Inc. [Member]	Spero Therapeutics, Inc. Stockholders' Equity [Member] Spero Cantab [Member]	Spero Therapeutics, Inc. Stockholders' Equity [Member] Class A Preferred Unit [Member]	Non-controlling Interest [Member]	Non-controlling Interest [Member] Spero Europe, Ltd. [Member]	Non-controlling Interest [Member] Spero Europe, Ltd. [Member] Exchange for Licensed Technology [Member]	Non-controlling Interest [Member] Spero Potentiator, Inc. [Member]	Non-controlling Interest [Member] Spero Potentiator, Inc. [Member] Exchange for Licensed Technology [Member]	Non-controlling Interest [Member] Spero Cantab [Member]	Non-controlling Interest [Member] Spero Cantab [Member] Exchange for Licensed Technology [Member]	Non-controlling Interest [Member] Spero Gyrase, Inc. [Member] Acquired Technology [Member]
Balances at Dec. 31, 2014	$ (6,113)																							$ 65				$ (6,178)			$ (6,113)
Balance, units at Dec. 31, 2014															3,438,318
Deemed contribution of capital	1,419										$ 1,419																$ 1,419									$ 1,419
Conversion of bridge units into preferred units	8,000													$ (8,000)				$ 7,587
Balance, shares at Dec. 31, 2014																					356,397
Balance at Dec. 31, 2014															$ 3,513
Conversion of bridge units into preferred units, Shares														(8,000)				2,279,202
Issuance of units												$ 5,693						$ 6,230
Issuance of units, Shares												8,000						1,923,076
Cumulative dividends on redeemable convertible preferred units	(932)														932									(932)							(932)
Accretion of bridge units to redemption value	(2,307)																							(539)				(1,768)			(2,307)
Accretion of units to redemption value												$ 2,307			$ 34
Accretion of preferred units to redemption value	(34)																							(34)							(34)
Issuance of non-controlling interest in subidiary					$ 1,087																																				$ 1,087
Balance, units at Dec. 31, 2015															7,640,596
Balance at Dec. 31, 2015															$ 18,296
Share-based compensation expense	21																							21							21
Issuance of additional shares to minority investor under anti-dilution rights				$ 1,459																																				$ 1,459
Net loss	(13,153)																											(10,154)			(10,154)						$ (2,999)
Balance at Dec. 31, 2015	(18,553)																											(18,100)			(18,100)						(453)
Balance, shares at Dec. 31, 2015																					356,397
Deemed contribution of capital	2,408										$ 2,408																$ 2,408									$ 2,408
Conversion of bridge units into preferred units										$ 8,500
Repurchase of unvested common units, shares																					(21,116)
Issuance of units												$ 7,897				$ 24,979
Issuance of units, Shares									1,609,846	5,321,112		8,500				5,909,089
Cumulative dividends on redeemable convertible preferred units	(3,441)														3,441									(2,503)				(938)			(3,441)
Accretion of bridge units to redemption value	(27)																							(27)							(27)
Accretion of units to redemption value												$ 27
Accretion of redeemable preferred units to redemption value	(969)														$ 969									(58)				(911)			(969)
Issuance of non-controlling interest in subidiary			$ 100				$ 1,635	$ 1,080																															$ 100				$ 1,635	$ 1,080
Issuance of additional shares to minority investor under anti-dilution rights				980																																				980
Balance, units at Dec. 31, 2016												8,500			13,549,685
Balance at Dec. 31, 2016												$ 7,924			$ 47,685
Share-based compensation expense	180																							180							180
Net loss	(32,641)																											(25,491)			(25,491)						(7,150)
Balance at Dec. 31, 2016	(49,248)																											(45,440)			(45,440)						(3,808)
Balance, shares at Dec. 31, 2016																					335,281
Conversion of bridge units into preferred units	8,500												$ (8,500)				$ 9,444
Conversion of bridge units into preferred units, Shares													(8,500)				5,321,112
Issuance of units																	$ 43,001
Issuance of units, Shares																	24,326,470
Cumulative dividends on redeemable convertible preferred units	(3,261)														3,261													(3,261)			(3,261)
Accretion of bridge units to redemption value	(576)																							(123)				(453)			(576)
Accretion of units to redemption value												$ 576
Purchase of non-controlling interest				$ (1,000)		$ (175)																				$ 928			$ (14)	$ (7,395)			$ (14)	$ (7,395)	$ 928			$ 14		$ 6,395		$ (1,103)
Accretion of redeemable preferred units to redemption value	(369)														369													(369)			(369)
Exchange of units in Spero Therapeutics, LLC for shares in Spero Therapeutics, Inc. on a one-for-one basis															$ (103,760)				$ 103,760
Exchange of units in Spero Therapeutics, LLC for shares in Spero Therapeutics, Inc. on a one-for-one basis, Shares															43,197,267				43,197,267			335,281
Exchange of units in Spero Therapeutics, LLC for shares in Spero Therapeutics, Inc. on a one-for-one basis, Units																					(335,281)
Exchange of units in Spero Therapeutics, LLC for shares in Spero Therapeutics, Inc. on a one-for-one basis, Shares															(43,197,267)				(43,197,267)			(335,281)
Issuance of stock		$ 74,175																		$ 110			$ 6		$ 74,169							$ 74,175
Issuance of stock, shares																				61,800			5,971,498
Cumulative dividends on redeemable convertible preferred shares	(2,885)																		$ 2,885					(1,983)				(902)			(2,885)
Accretion of preferred stock to redemption value	(263)																											(263)			(263)
Accretion of preferred stock to redemption value																			263
Issuance of Common Stock, conversion of Preferred Stock to Common Stock	107,018																		$ (107,018)			$ 8		107,010							107,018
Issuance of Common Stock, conversion of Preferred Stock to Common Stock, shares																			(43,259,147)			8,062,403
Share-based compensation expense	1,427																							1,427							1,427
Net loss	(39,886)																											(38,743)			(38,743)						(1,143)
Balance at Dec. 31, 2017	84,957																					$ 14		$ 181,428				$ (96,840)			$ 84,602						$ 355
Balance, shares at Dec. 31, 2017																						14,369,182
Net loss	(10,644)
Balance at Mar. 31, 2018	$ 74,898